SHARE-BASED PAYMENTS TRANSACTIONS (Details Narrative) - Equity Settled Share Option Scheme [Member]	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 HKD ($) shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding | shares	7,800,000	8,160,000	8,160,000
Percentage of share options granted in sharebased payment arrangement	6.00%	8.00%
Maximum percentage of share options granted in sharebased payment arrangement	10.00%
Maximum percentage of share options granted to individual in sharebased payment arrangement	1.00%
Price per option	$ 1
Exercise price of options granted	4.661
Options exercised	4.661	$ 4.661	$ 4.661
Fair values of options granted | $			$ 0
American Depositary Shares [Member]
IfrsStatementLineItems [Line Items]
Exercise price of options granted	$ 37.288